CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 214	$ 415,408	$ (20,091)	$ (9,208)	$ (226,755)	$ 159,568
Balance, shares at Dec. 31, 2018	80,089,658
Exercise of options and vesting of RSU's	$ 1	601				602
Exercise of options and vesting of RSU's, shares	573,147
Share-based compensation expense		2,053				2,053
Other comprehensive income loss, net				542		542
Net loss					(2,344)	(2,344)
Balance at Dec. 31, 2019	$ 215	418,062	(20,091)	(8,666)	(229,099)	160,421
Balance, shares at Dec. 31, 2019	80,662,805
Cumulative effect of adoption of ASU Topic 326					(700)	(700)
Exercise of options and vesting of RSU's	$ 3	1,234				1,237
Exercise of options and vesting of RSU's, shares	1,040,561
Share-based compensation expense		1,662				1,662
Other comprehensive income loss, net				598		598
Net loss					(17,092)	(17,092)
Balance at Dec. 31, 2020	$ 218	420,958	(20,091)	(8,068)	(246,891)	$ 146,126
Balance, shares at Dec. 31, 2020	81,703,366					81,703,366
Cumulative effect of adoption of ASU Topic 326
Exercise of options and vesting of RSU's	$ 6	4,724				4,730
Exercise of options and vesting of RSU's, shares	2,228,230
Share-based compensation expense		2,562				2,562
Other comprehensive income loss, net				(1,439)		(1,439)
Net loss					(14,828)	(14,828)
Balance at Dec. 31, 2021	$ 224	$ 428,244	$ (20,091)	$ (9,507)	$ (261,719)	$ 137,151
Balance, shares at Dec. 31, 2021	83,931,596					83,931,596